BANK BORROWINGS	12 Months Ended
May 31, 2024
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－8 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of May 31,
	repayments	interest rate	2024	2023
			$’000	$’000

Term loans	Within 5 years	2.0%	606	979

			606	979
Representing :-
Within 12 months			606	373
Over 1 year			-	606

			606	979

As of May 31, 2024 and 2023, bank borrowing was obtained from a financial institution in Singapore, which bear annual interest at a fixed rate at 2.0% and are repayable in 5 years. The bank borrowing is subject to certain financial covenant clauses and did not comply with certain financial covenant clauses.

The Company’s bank borrowing is guaranteed under the personal from Mr. Lim CP and under the corporate from E U Holdings.